Other (loss) Income-Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Other (Loss) Income - Net
Volatile organic compound emissions plant lease income	$ 315	$ 821	$ 774	$ 1,782
Miscellaneous	(434)	338	532	687
Other (Loss) Income - Net	$ (119)	$ 1,159	$ 1,306	$ 2,469